Schedule of Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Schedule Of Pension Plans With Accumulated And Projected Benefit Obligations In Excess Of Plan Assets [Line Items]
Projected benefit obligation	$ 103,443
Accumulated benefit obligation	101,287
Fair value of plan assets	$ 57,536
Predecessor
Schedule Of Pension Plans With Accumulated And Projected Benefit Obligations In Excess Of Plan Assets [Line Items]
Projected benefit obligation		$ 97,941
Accumulated benefit obligation		94,467
Fair value of plan assets		$ 57,146